Income Taxes - Summary of Balances of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	$ 1,088,234,000	$ 433,037,000
Deferred taxes (Liabilities) before compensation	(643,854,000)	(546,070,000)
Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(1,254,130,000)	(1,843,486,000)
Compensation deferred taxes Assets/Liabilities	610,276,000	1,297,416,000
Deferred taxes (Liabilities) after compensation	(643,854,000)	(546,070,000)
Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	1,698,510,000	1,730,453,000
Compensation deferred taxes Assets/Liabilities	(610,276,000)	(1,297,416,000)
Deferred taxes Assets after compensation	1,088,234,000	433,037,000
Accumulated Depreciation [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(508,172)	(362,295)
Accumulated Depreciation [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	25,659	12,514
Accumulated Amortization [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(22,213)	(24,400)
Accumulated Amortization [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	6,158	7,206
Post-Employment Benefit Obligations [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(154)	(154)
Post-Employment Benefit Obligations [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	552,760	374,105
Revaluation of Financial Instruments [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(11,626)	(8,364)
Revaluation of Financial Instruments [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	1,211	3,290
Tax Loss [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	281,080	258,589
Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(237,040)	(210,459)
Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	636,653	803,708
Provision For Civil Contingencies [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	241,520	256,544
Provision Contingencies Workers [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	36,878	32,360
Provision Uncontainable Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	122,104	235,875
Provision Of Human Resources Accounts [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	16,339	14,730
Financial Assets Ifric 12 [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(207,425)	(196,683)
Other Provisions [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(29,615)	(13,776)
Other Provisions [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	219,812	264,199
Other [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(474,925)	(1,237,814)
Other [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	194,989	271,041
Monetary Correction [Member] | Deferred Tax Liabilities [Member] | Argentina
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(285,210)	(265,047)
Other Deferred Taxes [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	(84,479,000)	(290,368,000)
Other Deferred Taxes [Member] | Deferred Tax Asset [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes Assets before compensation	194,989,000	271,041,000
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Amortization PPA [Member] | Deferred Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred taxes (Liabilities) before compensation	$ (105,236)	$ (682,399)